Appendix II - Reporting by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services
Net revenue	€ 5,098,691	€ 4,486,724	€ 4,318,073
Assets by geographical area	15,542,611	12,477,046	10,920,264
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	1,175,072	316,677	340,473
Spain
Disclosure of products and services
Net revenue	268,287	264,913	242,894
Assets by geographical area	2,764,054	898,599	899,223
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	183,891	70,639	62,271
Rest of European Union
Disclosure of products and services
Net revenue	588,375	535,361	444,089
Assets by geographical area	3,425,874	3,177,781	2,397,200
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	181,736	69,534	80,910
USA and Canada
Disclosure of products and services
Net revenue	3,390,811	2,974,429	2,896,505
Assets by geographical area	9,059,674	8,133,108	7,341,174
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	787,586	166,353	188,557
Rest of the world
Disclosure of products and services
Net revenue	851,218	712,021	734,585
Assets by geographical area	293,009	267,558	282,667
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 21,859	€ 10,151	€ 8,735